Quarterly Holdings Report
for
Fidelity® Growth & Income Portfolio
October 31, 2024
GAI-NPRT1-1224
1.809089.121
Common Stocks - 95.7%
	Shares	Value ($)
BELGIUM - 0.9%
Health Care - 0.9%
Pharmaceuticals - 0.9%
UCB SA	521,300	100,253,392
CANADA - 1.8%
Energy - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Imperial Oil Ltd (b)	2,004,626	149,589,285
South Bow Corp	332,700	8,308,241
		157,897,526
Financials - 0.3%
Capital Markets - 0.3%
Brookfield Corp Class A (United States)	658,502	34,900,606
Insurance - 0.0%
Brookfield Wealth Solutions Ltd Class A (United States) (b)	2,086	110,704
TOTAL FINANCIALS		35,011,310

TOTAL CANADA		192,908,836
FRANCE - 0.6%
Consumer Staples - 0.2%
Beverages - 0.2%
Pernod Ricard SA	170,900	21,238,673
Remy Cointreau SA	53,447	3,363,459
		24,602,132
Industrials - 0.4%
Aerospace & Defense - 0.4%
Airbus SE	276,900	42,238,667
Information Technology - 0.0%
Software - 0.0%
Dassault Systemes SE	109,300	3,740,812
TOTAL FRANCE		70,581,611
GERMANY - 1.4%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Puma SE	285,554	12,977,343
Information Technology - 1.3%
Software - 1.3%
SAP SE ADR (b)	593,845	138,745,946
TOTAL GERMANY		151,723,289
INDIA - 0.1%
Financials - 0.1%
Banks - 0.1%
HDFC Bank Ltd ADR	151,300	9,536,439
ITALY - 0.1%
Consumer Staples - 0.1%
Beverages - 0.1%
Davide Campari-Milano NV (b)	1,395,900	9,371,744
KOREA (SOUTH) - 0.1%
Information Technology - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Samsung Electronics Co Ltd	321,190	13,682,712
NETHERLANDS - 0.9%
Communication Services - 0.5%
Entertainment - 0.5%
Universal Music Group NV	1,949,800	49,069,048
Health Care - 0.2%
Health Care Equipment & Supplies - 0.2%
Koninklijke Philips NV depository receipt (b)	1,009,038	26,436,796
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
ASML Holding NV depository receipt	4,700	3,160,985
BE Semiconductor Industries NV	173,800	18,515,650
		21,676,635
TOTAL NETHERLANDS		97,182,479
PORTUGAL - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Galp Energia SGPS SA	933,500	15,911,547
SPAIN - 0.4%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Cellnex Telecom SA (c)(d)	905,000	33,174,743
Industrials - 0.1%
Transportation Infrastructure - 0.1%
Aena SME SA (c)(d)	33,500	7,397,244
TOTAL SPAIN		40,571,987
SWITZERLAND - 0.1%
Health Care - 0.1%
Health Care Equipment & Supplies - 0.0%
Sonova Holding AG	3,082	1,127,819
Pharmaceuticals - 0.1%
Galderma Group AG (e)	107,920	10,099,028
TOTAL SWITZERLAND		11,226,847
TAIWAN - 0.6%
Information Technology - 0.6%
Semiconductors & Semiconductor Equipment - 0.6%
Taiwan Semiconductor Manufacturing Co Ltd ADR	341,100	64,993,194
UNITED KINGDOM - 1.2%
Consumer Staples - 0.5%
Beverages - 0.3%
Diageo PLC ADR	274,211	34,046,038
Tobacco - 0.2%
British American Tobacco PLC ADR	504,800	17,657,904
TOTAL CONSUMER STAPLES		51,703,942

Financials - 0.2%
Capital Markets - 0.2%
3i Group PLC	495,200	20,307,022
Industrials - 0.4%
Professional Services - 0.4%
RELX PLC	897,501	41,159,131
Information Technology - 0.1%
Software - 0.1%
Sage Group PLC/The	1,374,400	17,179,901
TOTAL UNITED KINGDOM		130,349,996
UNITED STATES - 86.7%
Communication Services - 2.9%
Diversified Telecommunication Services - 0.2%
Verizon Communications Inc	484,274	20,402,464
Entertainment - 0.6%
Walt Disney Co/The	540,090	51,956,658
Warner Music Group Corp Class A (b)	479,200	15,315,232
		67,271,890
Interactive Media & Services - 0.5%
Alphabet Inc Class A	34,800	5,954,628
Alphabet Inc Class C	27,500	4,748,975
Meta Platforms Inc Class A	73,600	41,773,888
		52,477,491
Media - 1.6%
Comcast Corp Class A	4,074,412	177,929,572
TOTAL COMMUNICATION SERVICES		318,081,417

Consumer Discretionary - 1.9%
Hotels, Restaurants & Leisure - 0.9%
Booking Holdings Inc	2,600	12,158,250
Churchill Downs Inc	71,800	10,059,180
Domino's Pizza Inc	33,200	13,735,836
Marriott International Inc/MD Class A1	113,623	29,544,252
Starbucks Corp	336,360	32,862,372
		98,359,890
Household Durables - 0.1%
Whirlpool Corp (b)	76,094	7,876,490
Specialty Retail - 0.8%
Lowe's Cos Inc	345,914	90,570,663
Textiles, Apparel & Luxury Goods - 0.1%
NIKE Inc Class B	183,800	14,176,494
TOTAL CONSUMER DISCRETIONARY		210,983,537

Consumer Staples - 5.1%
Beverages - 1.7%
Coca-Cola Co/The	1,544,510	100,871,948
Keurig Dr Pepper Inc	2,422,000	79,804,900
PepsiCo Inc	13,100	2,175,648
		182,852,496
Consumer Staples Distribution & Retail - 1.3%
Sysco Corp	641,736	48,098,113
Target Corp	225,100	33,774,004
Walmart Inc	721,300	59,110,535
		140,982,652
Food Products - 0.0%
Lamb Weston Holdings Inc	124,200	9,649,098
Household Products - 0.2%
Colgate-Palmolive Co	62,300	5,838,133
Procter & Gamble Co/The	68,900	11,380,902
		17,219,035
Personal Care Products - 1.7%
Estee Lauder Cos Inc/The Class A	298,800	20,599,272
Haleon PLC ADR	7,754,911	75,145,088
Kenvue Inc	4,154,208	95,255,989
		191,000,349
Tobacco - 0.2%
Philip Morris International Inc	147,500	19,573,250
TOTAL CONSUMER STAPLES		561,276,880

Energy - 8.2%
Oil, Gas & Consumable Fuels - 8.2%
Enterprise Products Partners LP	217,800	6,242,148
Exxon Mobil Corp	6,319,977	738,046,914
Shell PLC ADR	2,310,100	156,047,255
		900,336,317
Financials - 18.6%
Banks - 12.9%
Bank of America Corp (h)	7,116,536	297,613,536
Citigroup Inc	17,300	1,110,141
JPMorgan Chase & Co (h)	522,975	116,058,612
M&T Bank Corp	363,094	70,687,140
PNC Financial Services Group Inc/The (h)	763,301	143,706,679
US Bancorp	2,435,437	117,655,961
Wells Fargo & Co (h)	10,312,770	669,505,029
		1,416,337,098
Capital Markets - 2.1%
Charles Schwab Corp/The	59,000	4,178,970
Intercontinental Exchange Inc	12,600	1,963,962
KKR & Co Inc Class A	570,552	78,873,108
Moody's Corp	23,900	10,851,556
Morgan Stanley	45,051	5,237,179
MSCI Inc	6,400	3,655,680
Northern Trust Corp	1,032,853	103,822,384
Raymond James Financial Inc	151,070	22,391,595
		230,974,434
Financial Services - 2.5%
Apollo Global Management Inc	29,100	4,168,865
Global Payments Inc	204,500	21,208,695
Mastercard Inc Class A	66,567	33,256,208
Visa Inc Class A	725,675	210,336,899
		268,970,667
Insurance - 1.1%
American Financial Group Inc/OH	32,600	4,203,118
Arthur J Gallagher & Co	130,100	36,584,120
Chubb Ltd	110,356	31,168,949
Marsh & McLennan Cos Inc	168,770	36,832,365
The Travelers Companies, Inc.	77,627	19,091,584
		127,880,136
TOTAL FINANCIALS		2,044,162,335

Health Care - 10.4%
Biotechnology - 0.1%
Gilead Sciences Inc	80,900	7,185,538
Health Care Equipment & Supplies - 1.7%
Abbott Laboratories	179,700	20,372,589
Becton Dickinson & Co	137,011	32,004,399
Boston Scientific Corp (e)	1,594,322	133,954,935
		186,331,923
Health Care Providers & Services - 4.7%
Cardinal Health Inc	392,911	42,638,702
Cigna Group/The	406,454	127,955,784
CVS Health Corp	259,012	14,623,817
Humana Inc	143,100	36,895,473
McKesson Corp	148,934	74,554,871
UnitedHealth Group Inc	393,287	222,010,512
		518,679,159
Life Sciences Tools & Services - 0.7%
Danaher Corp	269,803	66,279,805
Thermo Fisher Scientific Inc	10,700	5,845,624
		72,125,429
Pharmaceuticals - 3.2%
Bristol-Myers Squibb Co	1,691,336	94,325,809
Eli Lilly & Co	111,648	92,638,812
GSK PLC ADR	2,173,028	79,880,509
Johnson & Johnson	465,366	74,393,409
Royalty Pharma PLC Class A	438,900	11,850,300
Zoetis Inc Class A	13,900	2,485,041
		355,573,880
TOTAL HEALTH CARE		1,139,895,929

Industrials - 14.7%
Aerospace & Defense - 7.0%
Boeing Co (e)	1,073,520	160,287,271
GE Aerospace	2,994,111	514,328,388
General Dynamics Corp	153,261	44,692,440
Howmet Aerospace Inc	94,800	9,453,456
Huntington Ingalls Industries Inc	140,584	26,002,417
Textron Inc	111,100	8,934,662
		763,698,634
Air Freight & Logistics - 1.3%
Expeditors International of Washington Inc	8,400	999,600
FedEx Corp	43,774	11,987,510
United Parcel Service Inc Class B	958,799	128,536,594
		141,523,704
Building Products - 0.0%
A O Smith Corp	17,000	1,276,699
Commercial Services & Supplies - 0.7%
GFL Environmental Inc Subordinate Voting Shares	1,562,900	65,385,087
Veralto Corp	80,201	8,195,740
		73,580,827
Electrical Equipment - 2.4%
AMETEK Inc	36,600	6,710,244
GE Vernova Inc (h)	748,677	225,845,904
Regal Rexnord Corp	153,800	25,613,852
Rockwell Automation Inc	19,318	5,152,304
		263,322,304
Ground Transportation - 0.3%
Knight-Swift Transportation Holdings Inc	659,809	34,362,853
Machinery - 1.9%
Allison Transmission Holdings Inc	402,000	42,957,720
Caterpillar Inc	15,323	5,764,512
Cummins Inc	57,976	19,072,944
Deere & Co	53,300	21,569,977
Donaldson Co Inc	652,212	47,715,830
Fortive Corp	244,588	17,470,921
Nordson Corp	131,427	32,579,439
Otis Worldwide Corp	87,573	8,599,669
Stanley Black & Decker Inc	87,618	8,143,217
		203,874,229
Professional Services - 0.1%
Equifax Inc	81,223	21,525,719
Trading Companies & Distributors - 1.0%
Watsco Inc	191,391	90,529,857
Wesco International Inc	88,600	17,008,542
		107,538,399
TOTAL INDUSTRIALS		1,610,703,368

Information Technology - 20.4%
Electronic Equipment, Instruments & Components - 0.1%
CDW Corp/DE	61,064	11,494,077
IT Services - 0.6%
Amdocs Ltd	302,900	26,577,961
IBM Corporation	184,542	38,148,522
		64,726,483
Semiconductors & Semiconductor Equipment - 7.8%
Analog Devices Inc	176,208	39,313,767
Applied Materials Inc	178,300	32,375,714
Broadcom Inc	487,000	82,677,990
Lam Research Corp	401,300	29,836,655
Marvell Technology Inc	1,381,286	110,654,821
Microchip Technology Inc	56,900	4,174,753
Micron Technology Inc	33,900	3,378,135
NVIDIA Corp	3,637,450	482,907,862
QUALCOMM Inc	301,800	49,123,986
Teradyne Inc	191,000	20,286,110
		854,729,793
Software - 8.8%
Intuit Inc	100,700	61,457,210
Microsoft Corp	2,015,982	819,194,286
Oracle Corp	481,500	80,814,960
		961,466,456
Technology Hardware, Storage & Peripherals - 3.1%
Apple Inc	1,407,802	318,036,550
Dell Technologies Inc Class C	172,800	21,363,264
		339,399,814
TOTAL INFORMATION TECHNOLOGY		2,231,816,623

Materials - 0.5%
Chemicals - 0.4%
Air Products and Chemicals Inc	77,300	24,003,969
International Flavors & Fragrances Inc	35,300	3,509,879
PPG Industries Inc	54,322	6,763,632
Sherwin-Williams Co/The	14,400	5,166,288
		39,443,768
Metals & Mining - 0.1%
Freeport-McMoRan Inc	481,412	21,673,168
TOTAL MATERIALS		61,116,936

Real Estate - 1.4%
Industrial REITs - 0.0%
Terreno Realty Corp	90,300	5,413,485
Residential REITs - 0.1%
Sun Communities Inc	89,900	11,927,932
Specialized REITs - 1.3%
American Tower Corp	308,178	65,808,330
Crown Castle Inc	596,400	64,107,036
Public Storage Operating Co	2,400	789,744
		130,705,110
TOTAL REAL ESTATE		148,046,527

Utilities - 2.6%
Electric Utilities - 2.5%
Constellation Energy Corp	48,213	12,678,090
Duke Energy Corp	201,121	23,183,218
Edison International	217,100	17,889,040
Entergy Corp	142,463	22,050,423
Eversource Energy	328,700	21,644,895
Exelon Corp	155,840	6,124,512
FirstEnergy Corp	125,300	5,241,299
NextEra Energy Inc	53,800	4,263,650
Southern Co/The (h)	1,695,866	154,374,682
		267,449,809
Multi-Utilities - 0.1%
Sempra	148,192	12,354,767
TOTAL UTILITIES		279,804,576

TOTAL UNITED STATES		9,506,224,445
ZAMBIA - 0.7%
Materials - 0.7%
Metals & Mining - 0.7%
First Quantum Minerals Ltd (e)	5,667,700	73,230,095
TOTAL COMMON STOCKS (Cost $5,909,154,959)		10,487,748,613

Convertible Corporate Bonds - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Snap Inc 0.125% 3/1/2028 (Cost $10,275,218)	13,064,000	10,516,519

Convertible Preferred Stocks - 0.6%
	Shares	Value ($)
UNITED STATES - 0.6%
Industrials - 0.6%
Aerospace & Defense - 0.6%
Boeing Co 6% (Cost $63,948,667)	1,266,300	68,038,299

Money Market Funds - 4.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.87	400,713,772	400,793,916
Fidelity Securities Lending Cash Central Fund (f)(g)	4.87	74,671,211	74,678,678
TOTAL MONEY MARKET FUNDS (Cost $475,472,593)			475,472,594

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $6,458,851,437)	11,041,776,025
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(80,681,491)
NET ASSETS - 100.0%	10,961,094,534

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
Bank of America Corp	Chicago Board Options Exchange	3,532	14,770,824	45.00	12/20/24	(197,792)
GE Vernova Inc	Chicago Board Options Exchange	376	11,342,416	280.00	11/15/24	(992,640)
JPMorgan Chase & Co	Chicago Board Options Exchange	225	4,993,200	240.00	12/20/24	(49,388)
PNC Financial Services Group/The	Chicago Board Options Exchange	376	7,078,952	190.00	11/15/24	(176,720)
Southern Co/The	Chicago Board Options Exchange	3,378	30,749,934	95.00	11/15/24	(126,675)
Wells Fargo & Co	Chicago Board Options Exchange	4,123	26,766,516	70.00	12/20/24	(426,731)

						(1,969,946)
TOTAL WRITTEN OPTIONS						(1,969,946)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $40,571,987 or 0.4% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $40,571,987 or 0.4% of net assets.

(e)	Non-income producing
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
(h)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $95,701,842.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	160,733,873	506,635,745	266,575,702	3,473,831	-	-	400,793,916	0.8%
Fidelity Securities Lending Cash Central Fund	16,822,980	276,961,042	219,105,344	46,428	-	-	74,678,678	0.3%
Total	177,556,853	783,596,787	485,681,046	3,520,259	-	-	475,472,594

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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